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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RR Partners LP
Address:          c/o East Side Capital Corp.
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Rasiel
Title:            Principal
Phone:            212-320-5716

Signature, Place, and Date of Signing:

/s/ David Rasiel                 New York, New York                May 4, 2007
---------------------------   ------------------------        ------------------
        [Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                             ---------------

Form 13F Information Table Entry Total:                                   34
                                                             ---------------

Form 13F Information Table Value Total:                           $1,393,472
                                                             ---------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.           Form 13F File Number            Name
        --------      ----------------------        ----------

         None.


                                                             RR Partners LP
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2007

                                               Fair                            Investment Discretion              Voting Authority
                                              Market     Shares                ----------------------            -------------------
                                               Value       or
                        Title     Cusip        (in      Principal   SH/  Put/        Shared   Shared   Other
Issuer                 of Class   Number     thousands)   Amount    PRN  Call  Sole  Defined  Other   Managers   Sole   Shared  None
--------------------   --------  ---------   ---------- ---------   ---  ----  ----  -------  ------  -------- -------- ------  ----
ARROW ELECTRS INC        COM     042735100     $9,449     250,300    SH        SOLE                             250,300
------------------------------------------------------------------------------------------------------------------------------------
AVNET INC                COM     053807103    $12,631     349,500    SH        SOLE                             349,500
------------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO               COM     055482103    $11,997     430,000    SH        SOLE                             430,000
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC         CL A     093679108       $625      97,096    SH        SOLE                              97,096
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC         CL B     093679207     $3,763     627,096    SH        SOLE                             627,096
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES CORP    COM     112723101    $12,354     384,873    SH        SOLE                             384,873
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR TREE STORES INC   COM     256747106    $14,612     382,100    SH        SOLE                             382,100
------------------------------------------------------------------------------------------------------------------------------------
EMMIS
COMMUNICATIONS CORP     CL A     291525103     $4,103     486,100    SH        SOLE                             486,100
------------------------------------------------------------------------------------------------------------------------------------
FASTENAL CO              COM     311900104    $72,112   2,057,400    SH        SOLE                           2,057,400
------------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP         COM     337932107    $26,840     405,200    SH        SOLE                             405,200
------------------------------------------------------------------------------------------------------------------------------------
FISERV INC               COM     337738108    $44,019     829,600    SH        SOLE                             829,600
------------------------------------------------------------------------------------------------------------------------------------
IDEARC INC               COM     451663108    $11,976     341,200    SH        SOLE                             341,200
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE
TECHNOLOGY               COM     458118106     $7,653     496,300    SH        SOLE                             496,300
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP               COM     458140100    $11,478     600,000    SH        SOLE                             600,000
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS INC         COM     478366107    $35,558     375,800    SH        SOLE                             375,800
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP OF
AMER HOLDGS              COM     50540R409    $17,678     243,400    SH        SOLE                             243,400
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO    CL A     512815101    $28,903     459,000    SH        SOLE                             459,000
------------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN CORP     COM     539830109   $197,532   2,036,000    SH        SOLE                           2,036,000
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH
SOLUTIONS INC            COM     58405U102    $24,573     338,800    SH        SOLE                             338,800
------------------------------------------------------------------------------------------------------------------------------------
MENS WEARHOUSE INC       COM     587118100    $82,780   1,759,400    SH        SOLE                           1,759,400
------------------------------------------------------------------------------------------------------------------------------------
MI DEVELOPMENT          CL A
                       SUB VTG   55304X104     $5,569     148,950    SH        SOLE                             148,950
------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP             SPONSORED
                         ADR     654902204     $5,730     250,000    SH        SOLE                             250,000
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP              COM     68389X105    $75,240   4,150,000    SH        SOLE                           4,150,000
------------------------------------------------------------------------------------------------------------------------------------
PARKER HANN              COM     701094104    $63,766     738,800    SH        SOLE                             738,800
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO       COM     723787107    $29,625     687,200    SH        SOLE                             687,200
------------------------------------------------------------------------------------------------------------------------------------
POOL CORP                COM     73278L105    $14,478     404,400    SH        SOLE                             404,400
------------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC           COM     832110100   $165,042   3,434,800    SH        SOLE                           3,434,800
------------------------------------------------------------------------------------------------------------------------------------
SONIC CORP               COM     835451105    $34,708   1,557,800    SH        SOLE                           1,557,800
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC           COM     863236105    $45,500     364,000    SH        SOLE                             364,000
------------------------------------------------------------------------------------------------------------------------------------
STRYKER CORP             COM     863667101    $65,358     985,500    SH        SOLE                             985,500
------------------------------------------------------------------------------------------------------------------------------------
TRAVELERS COS INC        COM     89417E109    $22,779     440,000    SH        SOLE                             440,000
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC   COM     91324P102    $16,686     315,000    SH        SOLE                             315,000
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC            COM     94973V107   $202,170   2,492,844    SH        SOLE                           2,492,844
------------------------------------------------------------------------------------------------------------------------------------
YRC WORLDWIDE INC        COM     984249102    $16,185     402,400    SH        SOLE                             402,400
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                    $1,393,472
(in thousands)
